Taxation - Reconciliation of income tax expense (income) (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Loss before income tax	SFr (24,427,247)	SFr (30,793,306)	SFr (29,705,063)
Income tax at statutory tax rates applicable to results in the respective countries	5,311,030	6,629,237	6,493,569
Effect of unrecognized temporary differences	193,598	(27,072)	(105,395)
Effect of unrecognized taxable losses	(5,429,935)	(6,360,837)	(6,438,609)
Effect of previously unrecognised deferred tax asset	39,189	131,055	0
Effect of expenses deductible for tax purposes	9,696	2,505	0
Effect of expenses not considerable for tax purposes	0	23,716	0
Effect of impact from application of different tax rates	(105,805)	(267,695)	0
Effect of unrecognized taxable losses in equity	0	146	50,435
Income tax gain	SFr 17,773	SFr 131,055	SFr 0